UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5782

Mercantile Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices)(Zip code)

Bonnie C. Railey

Two Hopkins Plaza

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 237-5223

Date of fiscal year end: January 31

Date of reporting period: October 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Mercantile Dow Jones Portfolio Funds
Dow Jones 100 U.S. Portfolio Fund
Statement of Net Assets
October 31, 2004
(Unaudited)
                                                    Shares            Value
                                                    ------            -----
Common Stocks  (91.2%)
3Com Corp. *                                          563         $      2,331
3M Co.                                                273               21,176
A. Schulman, Inc.                                     123                2,442
A.G. Edwards, Inc.                                    113                4,097
AAR Corp. *                                           125                1,469
Abbott Laboratories                                   490               20,889
Abgenix, Inc. *                                       287                2,615
Accelrys, Inc. *                                       99                  570
Accenture Ltd. *                                      171                4,140
Accredo Health, Inc. *                                177                4,076
Ace Ltd.                                               89                3,387
Actuant Corp. *                                        87                3,451
Actuate Corp. *                                       252                  624
Acuity Brands, Inc.                                   174                4,616
Acxiom Corp.                                          352                8,800
Adaptec, Inc. *                                       449                3,502
Adesa, Inc. *                                         113                2,277
Adobe Systems, Inc.                                    91                5,099
Adolph Coors Co.                                       38                2,535
Adtran, Inc.                                          158                3,413
Advance Auto Parts, Inc. *                            130                5,086
Advanced Digital Information, Corp. *                 263                2,354

Advanced Fibre Communications *                       156                2,437
Advanced Medical Optics, Inc. *                       131                5,122
Advanced Micro Devices, Inc. *                        626               10,529
Advent Software, Inc. *                               115                2,399
Advo, Inc.                                            112                3,578
Aeroflex, Inc. *                                      303                3,363
Aeropostale, Inc. *                                   205                6,468
AES Corp. *                                           876                9,548
Affiliated Computer Services, Inc. *                  217               11,837
Affiliated Managers Group, Inc. *                     107                5,975
Affymetrix, Inc. *                                    107                3,264
AFLAC, Inc.                                           193                6,925
AGCO Corp. *                                          369                7,166
Agile Software Corp. *                                189                1,614
Agilysys, Inc.                                        125                2,136
AGL Resources, Inc.                                   244                7,613
Air Products & Chemical, Inc.                          67                3,563
AirTran Holdings, Inc. *                              350                4,067
AK Steel Holding Corp. *                              421                4,012
Akamai Technologies, Inc. *                           434                6,011
Alaska Air Group, Inc. *                              113                2,976
Albany Molecular Research, Inc. *                      85                  733
Albemarle Corp.                                       135                4,840
Alberto-Culver Co., Class B                           144                6,460
Albertson's, Inc.                                     100                2,281
Alcoa, Inc.                                           273                8,873

Alcon, Inc.                                            30                2,136
Alexander & Baldwin, Inc.                             165                6,048
Alexandria Real Estate Equities, Inc.                  71                4,690
Alexion Pharmaceuticals, Inc. *                        99                1,767
Alkermes, Inc. *                                      330                4,082
Allegheny Energy, Inc. *                              519                9,503
Allegheny Technologies, Inc.                          317                5,329
Allergan, Inc.                                         51                3,650
Allete, Inc.                                           37                1,257
Alliance Data Systems Corp. *                          80                3,382
Alliance Gaming Corp. *                               172                1,591
Alliant Energy Corp.                                  162                4,274
Alliant Techsystems, Inc. *                           138                7,934
Allied Waste Industries, Inc. *                       361                2,946
Allmerica Financial Corp. *                           217                6,532
Allstate Corp.                                        217               10,436
Alltel Corp.                                           97                5,328
Alpharma, Inc.                                        166                2,814
Altera Corp. *                                        668               15,184
Altria Group, Inc.                                    644               31,207
Amazon.com, Inc. *                                    112                3,823
AMB Property Corp.                                    118                4,425
Ambac Financial Group, Inc.                           155               12,099
AMCORE Financial, Inc.                                 94                2,860
Amdocs Ltd. *                                         290                7,294
Amerada Hess Corp.                                    118                9,524
Ameren Corp.                                          278               13,344
American Eagle Outfitters, Inc.                       189                7,726
American Electric Power Co., Inc.                     124                4,083
American Express Co.                                  427               22,660
American Financial Group, Inc.                        156                4,618
American Greetings Corp.                              260                6,877
American International Group, Inc.                    889               53,970
American National Insurance Co.                        22                2,313
American Pharmaceutical Partners, Inc. *               71                1,982
American Realty Trust Co.                             158                2,323
American Standard Co., Inc. *                         318               11,629
AmeriCredit Corp. *                                   225                4,365
AMERIGROUP Corp. *                                     91                5,460
AmerisourceBergen Corp.                               161                8,861

Ameritrade Holding Corp. *                            504                6,562
AmerUs Group Co.                                      160                6,685
Ametek, Inc.                                          251                8,263
Amgen, Inc. *                                         481               27,320
Amphenol Corp. *                                      140                4,806
AmSouth Bancorp                                       506               13,353
Amylin Pharmaceuticals, Inc. *                        146                3,110
Anadarko Petroleum Corp.                               78                5,261
Analog Devices, Inc.                                  142                5,717
Anaren, Inc. *                                         84                1,029
Anchor Bancorp Wisconsin, Inc.                         88                2,283
Andrew Corp. *                                        214                2,992
Andrx Corp. *                                         128                2,770
Anheuser-Busch Co., Inc.                              305               15,235
Annaly Mortgage Management, Inc.                      492                8,846
AnnTaylor Stores Corp. *                              254                5,705
Anthem, Inc. *                                         53                4,261
Aon Corp.                                             373                7,613

Apache Corp.                                          102                5,171
Apartment Investment and Management Co.               135                4,953
Apollo Group, Inc. *                                   60                3,960
Applebee's International, Inc.                        303                6,930
Applied Biosystems Group                              289                5,514
Applied Micro Circuits Corp. *                        548                1,995
Apria Healthcare Group, Inc. *                        184                5,034
AptarGroup, Inc.                                      124                5,818
Aqua America, Inc.                                    378                8,263
Aquila, Inc. *                                        963                3,053
Arbitron, Inc. *                                      114                4,123
Archer-Daniels-Midland, Inc.                          186                3,603
Archstone-Smith Trust                                 280                9,394
Arden Realty Group, Inc.                              268                9,133
Ariba, Inc. *                                         253                3,884
Arris Group, Inc. *                                   254                1,181
Arrow Electronics, Inc. *                             165                3,953
Artesyn Technologies, Inc. *                          160                1,552
Arthrocare Corp. *                                     79                2,434
Arvinmeritor, Inc.                                    284                5,299
Ascential Software Corp. *                            240                3,382
Ashland, Inc.                                         101                5,820
Ask Jeeves, Inc. *                                    209                5,388
Aspect Communications *                               171                1,627
Associated Banc-Corp.                                 147                5,099
Assurant, Inc.                                        132                3,561
Astec Industries, Inc. *                               62                  898
Astoria Financial Corp.                                99                3,870
AT&T Corp.                                            248                4,243
Atmel Corp. *                                         778                2,474
ATMI, Inc. *                                          115                2,685
Atmos Energy Corp.                                    249                6,427
Atwood Oceanics, Inc. *                                40                1,918
Audiovox Corp *                                        75                1,080
AutoDesk, Inc.                                        199               10,497
Automatic Data Processing, Inc.                       225                9,763
AutoNation, Inc. *                                    281                4,842
AutoZone, Inc. *                                      114                9,326
Avalonbay Communities, Inc.                           103                6,743
Avaya, Inc. *                                         734               10,570
Avery-Dennison Corp.                                  172               10,464
Avid Technology, Inc. *                               117                6,199
Avista Corp.                                          185                3,289
Avnet, Inc. *                                         172                2,917
Avocent Corp. *                                       181                6,444
Avon Products, Inc.                                   180                7,119
AVX Corp.                                              74                  888
Axcelis Technologies, Inc. *                          408                3,509
Axis Capital Holdings Ltd.                            172                4,310
Baker Hughes, Inc.                                    127                5,439
Ball Corp.                                            184                7,332
Bally Total Fitness Holding Corp. *                   139                  556
BancorpSouth, Inc.                                    294                6,994
Bank of America Corp.                               1,299               58,181
Bank of Hawaii Corp                                   193                9,216
Bank of New York Co., Inc.                            243                7,888
Banknorth Group, Inc.                                 246                8,676
Banta Corp.                                            94                3,824

Barnes & Noble, Inc. *                                203                6,754
Barr Pharmaceuticals, Inc. *                          158                5,949
Bausch & Lomb, Inc.                                    93                5,669
Baxter International, Inc.                            193                5,937
BB&T Corp.                                            174                7,153
BEA Systems, Inc. *                                   680                5,522
Bear Stearns Co., Inc.                                147               13,928
Bearingpoint, Inc. *                                  243                2,114
Beazer Homes USA, Inc.                                 47                5,160
Beckman Coulter, Inc.                                 108                6,426
Becton, Dickinson & Co.                                90                4,725
Bed Bath & Beyond, Inc. *                             113                4,609
BellSouth Corp.                                       574               15,309
Bemis Co., Inc.                                       153                4,050
Benchmark Electronics, Inc. *                         151                5,129
Best Buy Co., Inc.                                    101                5,981
Beverly Enterprises, Inc. *                           442                3,841
Big Lots, Inc. *                                      471                5,836
Bio-Rad Laboratories, Inc. *                           60                3,121
Biogen Idec, Inc. *                                   129                7,503
Biomet, Inc.                                           90                4,201
Biosite Diagnostics *                                  58                2,831
BJ Services Co.                                       284               14,484
BJ's Wholesale Club, Inc. *                           100                2,903
Black Box Corp.                                        66                2,592
Black Hills Corp.                                     133                3,918
BMC Software, Inc. *                                  319                6,035
Bob Evans Farms, Inc.                                 144                3,433
Boise Cascade Corp.                                   125                3,690
Borders Group, Inc.                                   317                7,224
Borg-Warner, Inc.                                     205                9,508
Borland Software Corp. *                              329                3,369
Boston Properties, Inc.                               155                9,257
Boston Scientific Corp. *                             229                8,084
Bowater, Inc.                                          98                3,610
Bowne & Co., Inc.                                     144                1,790
Brandywine Realty Trust                               219                6,443
BRE Properties, Inc.                                  205                8,180
Briggs & Stratton Corp.                                82                5,888
Brinker International, Inc. *                         170                5,491
Bristol-Myers Squibb Co.                              610               14,292
Broadcom Corp. *                                      462               12,497
Brown & Brown, Inc.                                    99                4,134
Brunswick Corp.                                       137                6,428
Bunge Ltd.                                            157                7,494
Burlington Northern Santa Fe Corp.                    117                4,892
C&D Technologies, Inc.                                104                1,862
C-COR, Inc. *                                         176                1,324
C.H. Robinson Worldwide, Inc.                         142                7,659
C.R. Bard, Inc.                                       183               10,394
Cablevision Systems Corp. *                           363                7,471
Cabot Corp.                                            88                2,999
Cabot Microelectronics Corp. *                         91                3,279
CACI International, Inc. *                            107                6,524
Caesars Entertainment Co., Inc. *                     385                6,892
Callaway Golf Co.                                     267                2,785
Campbell Soup Co.                                      80                2,147
Capital Automotive REIT                               150                4,839

Capital One Financial Corp.                            91                6,712
CapitalSource, Inc. *                                 117                2,621
Caraustar Industries, Inc. *                          116                1,725
Cardinal Health, Inc.                                 164                7,667
Career Education Corp. *                              180                5,647
Caremark Rx, Inc. *                                   177                5,305
Carlisle Co., Inc.                                    115                6,685
Carmax, Inc. *                                        183                4,820
Carnival Cruise Lines, Inc.                           162                8,191
Carolina Group                                        218                5,899
CarrAmerica Realty Corp.                              222                7,155
Casella Waste Systems, Inc. *                          71                  882
Casey's General Stores, Inc.                          192                3,418
Catellus Development Corp.                            359               10,354
Caterpillar, Inc.                                     130               10,470
Cathay General Bancorp                                184                7,250
Cato Corp.                                             82                1,883
CBL & Associates Properties, Inc.                     107                7,014
CBRL Group, Inc.                                      179                6,491
CDW Corp.                                             115                7,133
CEC Entertainment, Inc. *                             135                5,133
Celgene Corp. *                                       290                8,590
Cell Therapeutics, Inc. *                             198                1,228
Cendant Corp.                                         319                6,568
CenterPoint Energy, Inc.                              386                4,057
Centerpoint Properties Trust                          177                8,195
Centex Corp.                                          177                9,193
CenturyTel, Inc.                                      182                5,840
Cephalon, Inc. *                                      100                4,767
Cerner Corp. *                                        104                4,696
Certegy, Inc.                                         112                3,959
Champion Enterprises, Inc. *                          288                3,136
Charles River Laboratories Holdings *                 170                7,954
Charles Schwab Corp.                                  349                3,193
Charming Shoppes, Inc. *                              470                3,586
Charter Communications, Inc. *                      1,073                2,704
Checkfree Corp. *                                     115                3,565
Checkpoint Systems, Inc. *                            154                2,633
Cheesecake Factory, Inc. *                            190                8,248
Chemed Corp.                                           46                2,781
Chesapeake Corp.                                       80                1,857
Chesapeake Energy Corp.                               383                6,159
ChevronTexaco Corp.                                   671               35,603
Chicago Mercantile Exchange Holdings, Inc.             49                8,611

Chico's FAS, Inc. *                                   157                6,285
Children's Place Retail Stores, Inc. *                 51                1,574
Chiquita Brands International, Inc. *                 167                3,009
Chiron Corp. *                                        193                6,257
Chittenden Corp.                                      188                5,324
ChoicePoint, Inc. *                                   156                6,494
Christopher & Banks Corp.                             139                2,259
Chubb Corp.                                            60                4,328
Church & Dwight Co., Inc.                             228                6,193
Ciber, Inc. *                                         227                2,052
Ciena Corp. *                                       1,001                2,472
CIGNA Corp.                                           197               12,502
Cincinnati Bell, Inc. *                             1,002                3,417
Cincinnati Financial Corp.                            225                9,394

Cinergy Corp.                                         241                9,524
Cintas Corp.                                          242               10,440
Circuit City Stores, Inc.                             274                4,453
Cisco Systems, Inc. *                               2,571               49,388
CIT Group, Inc.                                       302               12,201
Citigroup, Inc.                                     1,652               73,298
Citizens Banking Corp.                                151                4,945
Citizens Communications Co.                           417                5,588
CLARCOR, Inc.                                          93                4,585
Clear Channel Communications, Inc.                    205                6,847
Cleco Corp.                                           192                3,498
Cleveland-Cliffs, Inc. *                               39                2,843
CMS Energy Corp. *                                    659                6,168
CNA Financial Corp. *                                  48                1,147
CNF, Inc.                                              73                3,196
Coach, Inc. *                                         332               15,480
Coca-Cola Co.                                         855               34,763
Coca-Cola Enterprises, Inc.                            78                1,631
Coeur D'Alene Mines Corp. *                           871                4,311
Cognex Corp.                                          146                3,738
Cognizant Technology Solutions Corp. *                232                7,888

Coherent, Inc. *                                      111                2,678
Cohu, Inc.                                             82                1,286
Colgate-Palmolive Co.                                 202                9,013
Colonial Bancgroup, Inc.                              546               11,821
Colonial Properties Trust                             111                4,327
Comcast Corp. *                                       478               14,101
Comcast Class A Special *                             330                9,583
Comerica, Inc.                                         50                3,076
Commerce Bancorp, Inc.                                139                8,234
Commerce Bancshares, Inc.                              95                4,665
Commerce Group, Inc.                                  110                5,567
Commercial Federal Corp.                              162                4,505
Commscope, Inc. *                                     184                3,314
Community First Bankshares, Inc.                      151                4,865
Community Health Systems, Inc. *                      134                3,594
Compass Bancshares, Inc.                              175                8,360
Computer Associates International, Inc.               147                4,073

Computer Network Technology *                         113                  467
Computer Sciences Corp. *                             268               13,312
Compuware Corp. *                                     494                2,860
ConAgra Foods, Inc.                                   166                4,382
Conexant Systems, Inc. *                            1,893                3,275
ConocoPhillips                                        196               16,525
Conseco, Inc. *                                       216                3,620
Consolidated Edison, Inc.                             345               14,990
Constellation Energy Group, Inc.                      251               10,196
Continental Airlines, Inc., Class B *                 270                2,506
Convergys Corp. *                                     204                2,654
Cooper Cameron Corp. *                                 97                4,690
Cooper Co., Inc.                                      120                8,442
Cooper Industries Ltd.                                131                8,371
Cooper Tire and Rubber Co.                            306                5,961
Copart, Inc. *                                        246                4,571
Core Laboratories, NV *                               109                2,703
Corinthian Colleges, Inc. *                           158                2,269
Corning, Inc. *                                       437                5,004

Corporate Executive Board Co.                         143                9,102
Cost Plus, Inc. *                                      80                2,584
Countrywide Financial Corp.                           177                5,652
Cousins Properties, Inc.                              160                5,955
Covance, Inc. *                                       230                9,136
Coventry Health Care, Inc. *                          131                5,358
Cox Communications, Inc. *                             78                2,686
Cox Radio, Inc. *                                     141                2,242
Crane Co.                                             243                6,772
Credence Systems Corp. *                              354                2,673
Cree, Inc. *                                          269                9,283
Crescent Real Estate Equities Co.                     142                2,273
Crompton Corp.                                        468                4,352
Crown Castle International Corp. *                    397                6,078
Crown Holdings, Inc. *                                675                7,661
CRT Properties, Inc.                                  110                2,438
CSG Systems International, Inc. *                     200                3,362
CSX Corp.                                             306               11,169
CTS Corp.                                             147                1,942
Cubist Pharmaceuticals, Inc. *                        148                1,510
Cullen/Frost Bankers, Inc.                            189                9,261
Cummins, Inc.                                          49                3,434
Cumulus Media, Inc. *                                 193                3,136
CuraGen Corp. *                                       166                  818
Curtiss-Wright Corp., Class B                          23                1,202
CV Therapeutics, Inc. *                               116                1,941
CVS Corp.                                             125                5,433
Cyberonics, Inc. *                                     62                1,164
Cymer, Inc. *                                         135                3,850
Cytec Industries, Inc.                                133                6,186
CYTYC Corp. *                                         196                5,114
D R Horton, Inc.                                      314                9,420
Dade Behring Holdings, Inc. *                         158                8,894
Dana Corp.                                            213                3,176
Danaher Corp.                                          97                5,348
DaVita, Inc. *                                        175                5,184
Del Monte Foods Co. *                                 282                3,012
Dell, Inc. *                                          845               29,625
Delphi Corp.                                          709                5,963
Delta Air Lines, Inc. *                               422                2,300
Deluxe Corp.                                           72                2,742
Denbury Resources, Inc. *                             200                4,960
Dentsply International, Inc.                          126                6,553
Developers Diversified Realty Corp.                   146                6,103
Devon Energy Corp.                                     72                5,326
DeVry, Inc. *                                         225                3,285
Diagnostic Products Corp.                              84                3,709
Diebold, Inc.                                         126                6,029
Digital River, Inc. *                                 112                3,730
Dillards, Inc.                                        281                5,758
Dionex Corp. *                                         77                4,312
Directv Group, Inc. *                                 287                4,813
Dollar Tree Stores, Inc. *                            203                5,867
Dominion Resources, Inc.                              104                6,689
Donaldson Co., Inc.                                   279                8,286
Doral Financial Corp.                                 164                6,885
DoubleClick, Inc. *                                   486                3,091
Dow Chemical Co.                                      295               13,257

Dow Jones & Company, Inc.                              80                3,540
Downey Financial Corp.                                 76                4,200
DPL, Inc.                                             172                3,715
Dress Barn, Inc. *                                     88                1,411
Dreyer's Grand Ice Cream Holdings, Inc.                40                3,211

DSP Group, Inc. *                                     105                2,082
DST Systems *                                         118                5,292
DTE Energy Co.                                        248               10,592
Duke Energy Corp.                                     294                7,212
Duke Realty Corp.                                     203                6,922
Dun & Bradstreet Corp. *                              124                7,013
Duquesne Light Holdings, Inc.                         110                1,888
Dycom Industries, Inc. *                              197                6,432
Dynegy, Inc. *                                      1,155                5,694
E Trade Group, Inc. *                                 646                8,333
E.I. Du Pont De Nemours & Co.                         313               13,418
E.piphany, Inc. *                                     311                1,362
Eagle Materials, Inc.                                  35                2,419
Earthlink, Inc. *                                     593                6,126
East West Bancorp, Inc.                               185                7,407
Eastman Chemical Co.                                  111                5,269
Eastman Kodak Co.                                      90                2,725
Eaton Corp.                                           267               17,075
Eaton Vance Corp.                                     220                9,596
eBay, Inc. *                                          188               18,350
Echelon Corp. *                                       134                  946
Echostar Communications Corp. *                       381               12,047
Ecolab, Inc.                                          327               11,069
Edison International                                  428               13,054
Education Management Corp. *                          219                5,874
Edwards Lifesciences Corp. *                          219                7,485
eFUNDS Corp. *                                        197                3,879
El Paso Corp.                                         882                7,885
El Paso Electric Co. *                                194                3,230
Electro Scientific Industries, Inc. *                 115                1,950
Electronic Arts, Inc. *                               114                5,121
Electronic Data Systems Corp.                         160                3,403
Eli Lilly and Co.                                     367               20,152
EMC Corp. *                                           759                9,768
EMCOR Group, Inc. *                                    55                2,176
Emerson Electric Co.                                  160               10,248
Emmis Communications Corp. *                          188                3,516
Endurance Specialty Holdings                           63                2,088
Energen Corp.                                         120                6,454
Energizer Holdings, Inc. *                            137                6,361
Energy East Corp.                                     210                5,292
Engelhard Corp.                                       178                5,037
Engineered Support Systems, Inc.                       98                4,708
Ensco International, Inc.                             266                8,126
Entercom Communications Corp. *                        69                2,291
Entergy Corp.                                          71                4,641
Entrust Technologies, Inc. *                          217                  716
Enzon Pharmaceuticals, Inc. *                         161                2,603
EOG Resources, Inc.                                   208               13,844
Equitable Resources, Inc.                             103                5,696
Equity Inns, Inc.                                     186                1,767
Equity Office Properties Trust                        126                3,543
Equity Residential                                    401               13,373

eResearch Technology, Inc *                           174                2,034
Erie Indemnity Co.                                     42                2,105
ESS Technologies Inc. *                               143                  935
Essex Property Trust, Inc.                             77                6,041
Estee Lauder, Inc.                                    216                9,277
Ethan Allen Interiors, Inc.                           137                5,218
Everest Reinsurance Group Ltd.                         80                6,350
EW Scripps Co.                                        143                6,824
Exelon Corp.                                          207                8,201
Expeditors International of Washington, Inc.          187               10,678

Express Scripts, Inc. *                               108                6,912
Extreme Networks, Inc. *                              459                2,685
Exxon Mobil Corp.                                   2,089              102,822
F5 Networks, Inc. *                                   107                4,275
Factset Research Systems, Inc.                         36                1,794
Fair Isaac Corp.                                      124                3,745
Family Dollar Stores                                  280                8,274
Fastenal Co.                                          116                6,407
Federal National Mortgage Association                 304               21,325

Federal Realty Investment Trust                       190                9,016
Federated Department Stores, Inc.                     259               13,067
Fedex Corp.                                           114               10,388
Ferro Corp.                                           171                3,603
Fidelity National Financial, Inc.                     230                8,680
Fifth Third Bancorp                                   180                8,854
FileNet Corp. *                                       145                4,035
First American Corp.                                  320                9,981
First Data Corp.                                      326               13,457
First Horizon National Corp.                          177                7,661
First Industrial Realty Trust, Inc.                   168                6,485
First Midwest Bancorp, Inc.                           190                6,633
First Niagara Financial Group, Inc.                   318                4,433
Firstbank Corp.                                       137                7,471
FirstEnergy Corp.                                     103                4,257
Firstfed Financial Corp. *                             57                2,930
Firstmerit Corp.                                      295                7,708
Fiserv, Inc. *                                        343               12,190
Fisher Scientific International, Inc. *               203               11,644
Fleetwood Enterprises, Inc. *                         226                2,845
Flextronics International Ltd. *                      174                2,097
Flir Systems, Inc. *                                  124                6,598
Florida Power & Light, Co.                             53                3,652
Florida Rock Industries, Inc.                         138                7,128
Flowserve Corp. *                                     226                4,877
FLYi, Inc. *                                          185                  259
FMC Technologies, Inc. *                              233                7,044
FNB Corp.                                             175                3,593
Ford Motor Co.                                        552                7,193
Forest Laboratories, Inc. *                           141                6,289
Forest Oil Corp. *                                    208                6,344
Fortune Brands, Inc.                                   55                4,005
Fossil, Inc. *                                        142                4,226
Fox Entertainment Group, Inc. *                        66                1,958
Franklin Resources, Inc.                               53                3,213
Fred's, Inc.                                          120                2,104
Freddie Mac                                           216               14,385
Freeport-McMoran Copper & Gold, Inc.,                 306               11,083

 Class B

Fremont General Corp.                                 273                5,870
Friedman, Billings, Ramsey Group,                     204                3,497
Inc.

FTI Consulting, Inc. *                                157                2,945
Fuelcell Energy, Inc. *                               161                1,986
Fulton Financial Corp.                                493               10,580
Furniture Brands International, Inc.                  207                4,515
G & K Services, Inc.                                   71                2,790
Gables Residential Trust                              120                4,380
Gannett Co., Inc.                                     104                8,627
Gap, Inc.                                             206                4,116
Garmin Ltd.                                           102                5,100
Gateway, Inc. *                                       946                5,534
Gatx Corp.                                            177                4,829
Gemstar-TV Guide International, Inc. *                438                2,519

Gen-Probe, Inc. *                                     182                6,377
Gene Logic, Inc. *                                    129                  426
Genentech, Inc. *                                     178                8,104
General Cable Corp. *                                 159                1,956
General Dynamics Corp.                                 64                6,536
General Electric Co.                                3,372              115,052
General Growth Properties, Inc.                       313               10,326
General Growth Properties Warrants                     31                    2
General Mills, Inc.                                    94                4,160
General Motors Corp.                                  145                5,590
Genesco, Inc. *                                        89                2,278
Gentex Corp.                                          137                4,522
Genuine Parts Co.                                     249                9,933
Genzyme Corp. *                                        87                4,565
Georgia Pacific Corp.                                 326               11,276
Getty Images, Inc. *                                   82                4,849
Gilead Sciences, Inc. *                               164                5,679
Glenborough Realty Trust, Inc.                        130                2,730
Global Industries Ltd. *                              314                2,107
Global Payment, Inc.                                  139                7,612
Golden West Financial Corp.                            58                6,781
Goodrich Corp.                                        168                5,179
Goodyear Tire & Rubber Co. *                          717                7,227
Google, Inc. *                                         40                7,628
Graco, Inc.                                           255                8,755
Graftech International Ltd. *                         398                3,685
Granite Construction, Inc.                            132                3,205
Grant Prideco, Inc. *                                 195                4,009
Great Lakes Chemical Corp.                            179                4,586
Great Plains Energy, Inc.                             106                3,020
Greater Bay Bancorp                                   209                6,530
Grey Wolf, Inc. *                                     762                3,947
Gtech Holdings Corp.                                  208                4,923
Guidant Corp.                                         120                7,994
Guitar Center, Inc. *                                  88                3,927
H.B. Fuller Co.                                       116                3,120
H.J. Heinz Co.                                        110                3,999
Haemonetics Corp. *                                    91                2,989
Hain Celestial Group, Inc. *                          122                1,974
Halliburton Co.                                       139                5,149
Hanover Compressor Co. *                              275                3,581

Harbor Florida Bancshares, Inc.                        80                2,563
Harley-Davidson, Inc.                                 112                6,448
Harman International Industries, Inc.                 116               13,941
Harmonic, Inc. *                                      269                2,238
Harris Corp.                                          117                7,199
Harsco Corp.                                          151                7,316
Hartford Financial Services Group, Inc.                91                5,322

Hasbro, Inc.                                          227                4,016
Hawaiian Electric Industries, Inc.                    328                9,197
Health Care Property Investors, Inc.                  190                5,288
Health Care REIT, Inc.                                211                7,596
Health Net, Inc. *                                    160                3,882
Healthcare Realty Trust                               192                7,747
Helmerich & Payne, Inc.                               170                4,854
Henry Schein, Inc. *                                   77                4,869
Hercules, Inc. *                                      412                5,883
Hershey Foods Corp.                                   302               15,308
Hewitt Associates, Inc. *                             116                3,251
Hewlett Packard Co.                                   859               16,028
Hibernia Corp.                                        222                6,438
Highwood Properties, Inc.                             219                5,433
Hilb, Rogal & Hamilton Co.                            116                3,677
Hilton Hotels Corp.                                   551               10,965
HNI Corp.                                             174                7,030
Hollinger International, Inc.                         188                3,356
Hollywood Entertainment Corp. *                       232                2,255
Home Depot, Inc.                                      845               34,712
Home Properties, Inc.                                 136                5,596
Honeywell International, Inc.                         247                8,319
Horace Mann Educators Corp.                           175                2,975
Hormel Foods Corp.                                    107                3,008
Hospitality Properties Trust                           89                3,814
Host Marriott Corp. *                                 565                8,221
Hot Topic, Inc. *                                     177                3,639
Houston Exploration Co. *                              76                4,454
Hovnanian Enterprises, Inc. *                         125                4,693
HRPT Properties Trust                                 724                8,102
Hubbell, Inc.                                          74                3,383
Hudson City Bancorp, Inc.                             120                4,385
Hudson Highland Group, Inc. *                          38                1,085
Hudson United Bancorp                                 184                7,323
Hughes Supply, Inc.                                   226                6,421
Humana, Inc. *                                        228                4,366
Huntington Bancshares, Inc.                           311                7,448
Hyperion Solutions Corp. *                            143                5,739
IAC InterActive Corp. *                               190                4,108
ICOS Corp. *                                          102                2,297
IDACORP, Inc.                                         156                4,833
IDEX Corp.                                            181                6,679
IDEXX Laboratories, Inc. *                            126                6,280
IDX Systems Corp. *                                    79                2,649
Ikon Office Solutions, Inc.                           507                5,324
Illinois Tool Works, Inc.                              99                9,136
Imagistics International, Inc. *                       62                2,134
Imation Corp.                                         131                4,096
Imclone Systems, Inc. *                               117                5,125
Immunomedics, Inc. *                                  159                  453

Impac Mortgage Holdings, Inc.                         262                5,924
Impax Laboratories *                                  180                2,657
IMS Health, Inc.                                      420                8,896
Inamed Corp. *                                        131                6,963
Incyte Corp. *                                        300                3,120
InFocus Corp. *                                       151                  972
Ingram Micro, Inc. *                                  512                8,832
Input/Output, Inc. *                                  275                1,922
Insight Communications Co., Inc. *                    208                1,760
Insituform Technologies, Inc. *                       109                2,160
Integrated Circuit Systems *                          267                6,021
Integrated Device Technology, Inc. *                  434                5,130
Intel Corp.                                         2,491               55,449
Interactive Data Corp. *                              130                2,565
InterDigital Communications Corp.* *                  204                3,244
Interface, Inc. *                                     183                1,590
Intergraph Corp. *                                    134                3,341
InterMune, Inc. *                                     103                1,336
International Business Machines Corp.                 668               59,952
International Game Technology, Inc.                   133                4,394
International Paper Co.                               153                5,892
International Rectifier Corp. *                       117                4,651
International Speedway Corp.                           98                4,610
International Steel Group, Inc. *                      98                3,619
Interpublic Group of Companies, Inc. *                604                7,405

Intersil Corp.                                        247                4,031
Interwoven, Inc. *                                    150                1,361
Intuit, Inc. *                                         67                3,039
Invacare Corp.                                        110                5,080
Investment Technology Group, Inc. *                   191                2,941
Investors Financial Services Corp.                    117                4,503
Invitrogen Corp. *                                     93                5,385
Iomega Corp. *                                        211                  971
Ionics, Inc. *                                         74                2,109
IPC Holdings Ltd.                                      52                2,104
Iron Mountain, Inc. *                                 194                6,412
iStar Financial, Inc.                                 159                6,586
ITT Educational Services, Inc. *                      168                6,386
ITT Industries, Inc.                                  163               13,226
Ivax Corp. *                                          372                6,733
J.B. Hunt Transport Services, Inc.                    113                4,617
J.C. Penney Co.                                        89                3,079
J.M. Smuckers Co.                                      83                3,693
J.P. Morgan Chase & Co.                             1,117               43,115
Jabil Circuit, Inc. *                                 289                7,026
Jack In the Box, Inc. *                               149                4,972
Jacobs Engineering Group, Inc. *                      207                8,431
Jacuzzi Brands, Inc. *                                307                2,656
Jakks Pacific, Inc. *                                 107                1,686
Janus Capital Group, Inc.                             342                5,216
JDA Software Group, Inc. *                            119                1,336
JDS Uniphase Corp. *                                2,429                7,700
Jefferies Group, Inc.                                 181                7,264
Jefferson-Pilot Corp.                                 202                9,755
JetBlue Airways Corp. *                               155                3,418
John Wiley & Sons, Inc.                               144                4,673
Johnson & Johnson, Inc.                             1,153               67,311

Jones Apparel Group, Inc.                             181                6,389
Juniper Networks *                                    188                5,003
Kaman Corp.                                            90                  990
Kansas City Southern *                                256                4,339
Kaydon Corp.                                          115                3,404
KB Home                                                53                4,359
Keane, Inc. *                                         221                3,494
Kellogg Co.                                            74                3,182
Kemet Corp. *                                         331                2,569
Kennametal, Inc.                                      134                6,235
Kenneth Cole Productions, Inc.                         36                  954
Kerr Mcgee Corp.                                      179               10,600
Key Energy Services, Inc. *                           533                6,130
Keycorp                                               128                4,300
Keyspan Corp.                                         227                9,069
Kilroy Realty Corp.                                   116                4,611
Kimco Realty Corp.                                    135                7,364
KLA Tencor Corp. *                                     75                3,415
Kmart Holding Corp. *                                  66                6,075
Knight Trading Group, Inc. *                          475                4,935
Knight-Ridder, Inc.                                   141                9,663
Kohl's Corp. *                                        115                5,837
Kraft Foods, Inc.                                      82                2,731
Krispy Kreme Doughnuts, Inc. *                        212                2,247
Kroger Co. *                                          213                3,218
Kronos, Inc. *                                        114                5,592
L-3 Communications Holdings, Inc.                     189               12,461
La Quinta Corp. *                                     669                5,385
La-Z-Boy, Inc.                                        215                2,836
Laboratory Corp. of America Holdings *                250               11,450

Labranche and Co., Inc. *                             115                  815
Lafarge North America, Inc.                            43                2,107
Lamar Advertising Co. *                               147                6,089
Lancaster Colony Corp.                                104                4,470
Landstar System, Inc. *                               111                7,541
Lattice Semiconductor Corp. *                         434                2,157
Laureate Education, Inc. *                            155                6,079
Lear Corp.                                             98                5,284
Lee Enterprises, Inc.                                 135                6,253
Legg Mason, Inc.                                      177               11,277
Leggett & Platt, Inc.                                 275                7,736
Lehman Brothers Holdings, Inc.                         85                6,983
Lennar Corp., A Shares                                177                7,961
Leucadia National Corp.                                81                4,791
Level 3 Communications, Inc. *                      1,093                3,672
Lexicon Genetics, Inc. *                              171                1,113
Lexmark International, Inc. *                          49                4,072
Liberty Media Corp. *                                 239                8,616
Liberty Property Trust                                121                4,907
LifePoint Hospitals, Inc. *                           132                4,279
Ligand Pharmaceuticals, Inc. *                        271                2,416
Limited Brands, Inc.                                  138                3,420
Lincare Holdings, Inc. *                              176                6,470
Lincoln National Corp.                                252               11,038
Linear Technology Corp.                               118                4,470
Linens 'N Things, Inc. *                              166                3,997
Littlefuse, Inc. *                                     81                2,642
Liz Claiborne, Inc.                                   154                6,296

LNR Property Corp.                                     74                4,628
Lockheed Martin Corp.                                 135                7,437
Loews Corp.                                            39                2,336
Lone Star Steakhouse & Saloon, Inc.                    79                1,905
Lone Star Technologies, Inc. *                        106                2,798
Longs Drug Stores Corp.                               122                3,013
Louisiana-Pacific Corp.                               419               10,270
Lowe's Co., Inc.                                      271               15,253
LSI Logic Corp. *                                     547                2,489
LTX Corp. *                                           224                1,456
Lubrizol Corp.                                        265                9,203
Lucent Technologies, Inc. *                         1,352                4,800
Lyondell Chemical Co.                                 241                5,538
M & T Bank Corp.                                       35                3,605
M-Systems Flash Disk Pioneers Ltd. *                  119                1,673
MacDermid, Inc.                                        83                2,619
Macerich Co.                                          104                6,214
Mack-Cali Realty Corp.                                247               10,910
Macromedia, Inc. *                                    254                6,894
Macrovision Corp. *                                   182                4,921
Mandalay Resort Group                                 119                8,187
Manpower, Inc.                                        159                7,195
Manugistics Group, Inc. *                             291                  742
Marathon Oil Corp.                                    109                4,154
Markel Corp. *                                         16                5,088
Marshall & Ilsley Corp.                               296               12,423
Martek Biosciences Corp. *                            107                5,035
Marvel Enterprises, Inc. *                            145                2,233
Marvell Technology Group Ltd. *                       336                9,600
Masco Corp.                                           139                4,762
Massey Energy Co.                                     310                8,348
MatrixOne, Inc. *                                     198                1,129
Mattel, Inc.                                          130                2,276
Matthews International Corp.                          118                3,954
Maxim Integrated Products, Inc.                       123                5,411
Maxtor Corp. *                                      1,011                2,993
Maxygen, Inc. *                                       117                1,123
May Department Stores Co.                             413               10,763
Maytag Corp.                                          105                1,827
MBIA, Inc.                                            205               11,861
MBNA Corp.                                            354                9,073
McClatchy Co.                                          74                5,143
Mcdata Corp *                                         331                2,079
McDATA Corp. *                                        105                  630
McDonald's Corp.                                      395               11,514
McGraw-Hill Co., Inc.                                  73                6,296
MCI, Inc.                                             363                6,262
McKesson HBOC, Inc.                                    86                2,293
MDC Holdings, Inc.                                     87                6,677
MDU Resources Group, Inc.                             155                3,976
MeadWestvaco Corp.                                    289                9,112
Medarex, Inc. *                                       324                2,466
Medco Health Solution *                                85                2,882
Media General, Inc.                                    76                4,431
Medicines Co. *                                       165                4,396
Medicis Pharmaceutical Corp.                          206                8,378
Medimmune, Inc. *                                     439               12,476
Medtronic, Inc.                                       460               23,510

Mellon Financial Corp.                                133                3,844
Mentor Corp.                                          136                4,733
Mentor Graphics Corp. *                               293                3,411
Mercantile Bankshares Corp.                           113                5,508
Merck & Co., Inc.                                     696               21,791
Mercury Computer Systems, Inc. *                       78                1,970
Mercury General Corp.                                  38                1,954
Mercury Interactive Corp. *                           164                7,123
Meredith Corp.                                        149                7,301
Meridian Gold, Inc. *                                 405                6,845
Meristar Hospitality Corp. Inc. *                     357                2,085
Merrill Lynch & Co. Inc.                              270               14,563
Methode Electronics Inc.                              145                1,947
MetLife, Inc.                                         131                5,024
Mettler-Toledo International, Inc. *                   74                3,545
MGi Pharma, Inc. *                                    260                6,934
MGIC Investment Corp.                                 141                9,068
MGM Mirage, Inc. *                                    104                5,595
Michaels Stores, Inc.                                 240                6,984
Micrel, Inc. *                                        272                3,055
Microchip Technology, Inc.                            363               10,981
Micromuse, Inc. *                                     321                1,377
Micron Technology, Inc. *                           1,074               13,081
Micros Systems, Inc. *                                 67                3,961
Microsoft Corp.                                     3,981              111,427
Millennium Chemicals, Inc. *                          267                5,735
Millipore Corp. *                                     182                8,370
Mills Corp.                                           197               10,924
Mindspeed Technologies, Inc. *                        406                  962
Minerals Technologies, Inc.                            76                4,568
Modine Manufacturing Co.                              126                3,869
Mohawk Industries, Inc. *                              95                8,083
Molex, Inc.                                           139                4,110
Monaco Coach Corp.                                    112                1,988
Monsanto Co.                                          380               16,244
Monster Worldwide, Inc. *                             187                5,245
Montpelier Re Holdings Ltd.                            68                2,534
Moody's Corp.                                         222               17,273
Morgan Stanley                                        314               16,041
Mosaic Company, Inc. *                                429                6,452
Motorola, Inc.                                        735               12,686
MPS Group, Inc. *                                     430                4,528
MRO Software, Inc. *                                   80                  872
MRV Communications, Inc. *                            424                1,471
MSC Industrial Direct Co. Inc.                        157                5,360
Multimedia Games, Inc. *                              102                1,346
Murphy Oil Corp.                                      154               12,323
Mylan Laboratories, Inc.                              474                8,162
Myriad Genetics, Inc. *                               113                2,002
Nabors Industries Ltd. *                              262               12,869
National City Corp.                                   182                7,093
National Fuel Gas Co.                                 112                3,138
National Instruments Corp.                            192                5,286
National Oilwell, Inc. *                              151                5,090
Nationwide Financial Services, Inc.                   231                7,993
Nationwide Health Properties, Inc.                    272                6,139
Nautilus Group, Inc.                                  126                2,476
NBTY, Inc. *                                          223                6,141

NCO Group, Inc *                                      120                3,210
NCR Corp. *                                           166                9,354
Neiman Marcus Group, Inc.                             108                6,570
Nektar Therapeutics *                                 307                4,424
NetBank, Inc.                                         192                1,782
Netflix, Inc. *                                        47                  445
NetIQ Corp. *                                         233                2,954
Network Appliance Corp. *                             631               15,441
Neurocrine Biosciences, Inc. *                        134                6,238
New Century Financial                                 125                6,894
New Plan Excel Realty Trust, Inc.                     146                3,819
New York Times Co.                                    257               10,293
Newell Rubbermaid, Inc.                               393                8,473
Newmont Mining Corp.                                  154                7,318
Newpark Resources, Inc. *                             343                1,862
Nextel Partners, Inc. *                               145                2,442
Nicor, Inc.                                            63                2,364
NII Holdings, Inc., Class B *                         103                4,560
Nike, Inc., Class B                                    66                5,366
Nisource, Inc.                                        376                8,065
Noble Corp. *                                         236               10,780
Nordson Corp.                                          96                3,362
Norfolk Southern Corp.                                560               19,011
North Fork Bancorp, Inc.                              416               18,345
Northeast Utilities                                   183                3,537
Northwest Airlines Corp. *                            210                1,859
Northwest Natural Gas Co.                             112                3,550
Novellus Systems, Inc. *                              269                6,970
Noven Pharmaceuticals, Inc. *                          86                1,939
NPS Pharmaceuticals, Inc. *                           142                2,425
NRG Energy, Inc. *                                    120                3,329
NStar                                                  76                3,760
NTL, Inc. *                                           124                8,247
NUI Corp.                                              65                  875
NVIDIA Corp. *                                        276                3,994
NVR, Inc. *                                            10                6,270
O'Reilly Automotive, Inc. *                           202                8,698
Oakley, Inc.                                          106                1,346
Occidental Petroleum Corp.                            123                6,867
Oceaneering International, Inc. *                      93                3,306
Oceanfirst Financial Corp.                             40                  954
Odyssey Healthcare, Inc. *                            134                1,034
Office Depot, Inc. *                                  444                7,188
Offshore Logistics, Inc. *                             88                3,182
OGE Energy Corp.                                      358                9,082
Ohio Casualty Corp. *                                 251                5,241
Old National Bancorp                                  270                6,688
Old Republic International Corp.                      245                5,721
Olin Corp.                                            285                5,330
Omnicare, Inc.                                        184                5,077
Omnicom Group, Inc.                                    71                5,602
OmniVision Technologies, Inc. *                       207                3,291
Oneok, Inc.                                           393               10,540
Onyx Pharmaceuticals, Inc. *                          122                3,423
Oracle Corp. *                                      1,238               15,673
Orbotech Ltd. *                                       131                2,215
Orthodontic Center of America *                       193                  797
Oshkosh Truck Corp.                                   126                7,421

OSI Pharmaceuticals, Inc. *                           139                9,032
Owens-Illinois, Inc. *                                415                7,690
P.F. Chang's China Bistro, Inc. *                      89                4,525
Pacific Sunwear of California, Inc. *                 282                6,610
Pacificare Health Systems, Inc. *                     123                4,381
Packaging Corp. of America                             88                1,930
Packeteer, Inc. *                                     114                1,407
Pall Corp.                                            179                4,629
PalmOne, Inc. *                                        74                2,144
Pan Pacific Retail Properties, Inc.                   149                8,441
Panera Bread Co. *                                    105                3,668
Papa Johns International, Inc. *                       47                1,517
Par Pharmaceutical Co., Inc. *                        125                4,931
Parametric Technology Corp. *                       1,095                5,683
Parexel International Corp. *                         107                2,060
Park National Corp.                                    40                5,196
Parker Drilling Co. *                                 386                1,505
Partnerre Ltd.                                         77                4,478
Patina Oil & Gas Corp.                                242                6,921
Patterson Co., Inc. *                                 206                7,725
Patterson-UTI Energy, Inc.                            293                5,634
Paychex, Inc.                                         128                4,198
Payless Shoesources, Inc. *                           278                2,644
Peabody Energy Corp.                                  113                7,207
Pediatrix Medical Group, Inc. *                        88                4,950
Pennsylvania REIT                                     137                5,555
Pentair, Inc.                                         143                5,345
Peoples Energy Corp.                                  152                6,503
Peoplesoft, Inc. *                                    587               12,192
Pep Boys-Manny, Moe & Jack, Inc.                      236                3,356
Pepco Holdings, Inc.                                  247                5,091
PepsiAmericas, Inc.                                    98                1,985
Pepsi Bottling Group, Inc.                            287                8,047
PepsiCo, Inc.                                         644               31,929
Performance Food Group Co. *                          171                3,977
PerkinElmer, Inc.                                     524               10,763
Perot Systems Corp. *                                 306                4,905
Perrigo Co.                                           252                4,581
Petco Animal Supplies, Inc. *                          73                2,611
Petsmart, Inc.                                        255                8,155
PFF Bancorp, Inc.                                      55                2,170
Pfizer, Inc.                                        2,412               69,826
PG & E Corp. *                                        123                3,941
Pharmaceutical Product Development, Inc.              183                7,728

Philadelphia Consolidated Holding                      69                4,001
Corp. *

Phillips-Van Heusen Corp.                             103                2,347
Phoenix Co.                                           368                3,882
Photon Dynamics, Inc. *                                61                1,116
Photronics, Inc. *                                    115                2,018
Piedmont Natural Gas Co.                              147                6,693
Pier 1 Imports, Inc.                                  325                5,834
Pinnacle Entertainment, Inc. *                        146                2,146
Pinnacle West Capital                                 131                5,583
Pioneer Natural Resources                             208                6,739
Piper Jaffray Co. *                                    71                3,105
Pitney Bowes, Inc.                                     73                3,194
Pixar Animation Studios *                              44                3,538

Plains Exploration & Production Co. *                 315                7,875
Plantronics, Inc.                                     176                7,656
Platinum Underwriter Holdings Ltd.                    111                3,247
Plexus Corp. *                                        176                2,181
Plum Creek Timber Co., Inc.                           262                9,508
PMC-Sierra, Inc. *                                    312                3,201
PMI Group, Inc.                                       137                5,318
PNC Bank Corp.                                         89                4,655
PNM Resources, Inc.                                   224                5,215
Polaris Industries, Inc.                              159                9,437
Polycom, Inc. *                                       175                3,614
PolyMedica Corp.                                      100                3,500
Pope & Talbot, Inc.                                    61                  920
Popular, Inc.                                         349                8,976
Post Properties, Inc.                                 162                5,199
Power Integrations, Inc. *                            114                2,440
Power-One, Inc. *                                     298                2,092
Powerwave Technologies *                              379                2,831
PPG Industries, Inc.                                   54                3,443
PPL Corp.                                             270               14,040
Praecis Pharmaceuticals *                             214                  375
Pre-Paid Legal Services *                              56                1,562
Precision Castparts Corp.                             114                6,840
Premcor, Inc. *                                       112                4,372
Prentiss Properties Trust                             159                5,721
Presidential Life Corp.                                88                1,406
Presstek, Inc. *                                      120                1,213
PRG-Schultz International *                           218                1,129
Principal Financial Group                              98                3,700
Priority Healthcare Corp., Series B *                 136                2,456
Procter & Gamble Co.                                  998               51,077
Progress Energy, Inc.                                  77                3,180
Progressive Corp.                                      72                6,736
ProLogis                                              260               10,135
Protective Life Corp.                                  92                3,616
Protein Design Labs, Inc. *                           346                6,626
Provident Bankshares Corp.                            135                4,689
Provident Financial Services, Inc.                    322                5,796
Providian Financial Corp. *                           419                6,515
Province Healthcare *                                 180                3,859
Prudential Financial, Inc.                            163                7,575
PSS World Medical, Inc. *                             265                2,985
Public Service Enterprise Group, Inc.                 336               14,310
Public Storage, Inc.                                  126                6,584
Puget Energy, Inc.                                    142                3,303
Pulte Homes, Inc.                                     150                8,232
QLogic Corp. *                                        167                5,428
Qualcomm, Inc.                                        619               25,880
Quanta Services, Inc. *                               315                2,117
Quantum Corp. *                                       738                1,978
Quest Diagnostics, Inc.                               141               12,343
Quest Software, Inc. *                                189                2,773
Questar Corp.                                         120                5,760
R.H. Donnelley Corp. *                                115                6,239
R.R. Donnelley & Sons Co.                             313                9,844
Radian Group, Inc.                                    133                6,375
Radio One, Inc. *                                     238                3,496
RadiSys Corp. *                                        77                1,023

Ralcorp Holding, Inc.                                 108                3,969
Rambus, Inc. *                                        169                2,903
Rayonier, Inc.                                        182                8,627
Raytheon Co.                                          142                5,180
Reader's Digest Association, Inc.                     123                1,732
RealNetworks, Inc. *                                  460                2,231
Reckson Associates Realty                             286                8,680
Red Hat, Inc. *                                       306                3,929
Redwood Trust, Inc.                                    80                4,813
Reebok International Ltd.                             170                6,290
Regal-Beloit Corp.                                     96                2,246
Regency Centers Corp.                                  87                4,251
Regions Financial Corp.                               145                5,087
Regis Corp.                                           163                6,976
Reliant Enegy, Inc. *                                 427                4,390
Remec, Inc. *                                         212                1,168
RenaissanceRe Holdings Ltd.                            96                4,495
Renal Care Group, Inc. *                              247                7,780
Rent-A-Center, Inc. *                                 291                6,981
Republic Bancorp, Inc.                                262                4,378
Republic Services, Inc.                               192                5,914
Resmed, Inc. *                                        124                5,828
Respironics, Inc. *                                   141                7,204
Retek, Inc. *                                         229                1,264
Reynolds & Reynolds                                    92                2,264
Reynolds American, Inc.                               123                8,470
RF Micro Devices, Inc. *                              762                4,961
Robert Half International, Inc.                       302                8,012
Rohm & Haas Co.                                       206                8,732
Roper Industries, Inc.                                135                8,324
Ross Stores, Inc.                                     267                7,014
Rouse Co.                                             182               12,139
Rowan Co., Inc. *                                     188                4,800
Royal Caribbean Cruises Ltd.                          142                6,617
RPM International Inc.                                474                8,357
RSA Security, Inc. *                                  260                5,320
RTI International Metals, Inc. *                       87                1,743
Ruby Tuesday, Inc.                                    230                5,681
Russell Corp.                                         116                2,006
Ryans Restaurant Group, Inc. *                        170                2,378
Ryerson Tull, Inc.                                     93                1,518
Ryland Group, Inc.                                     87                8,299
S1 Corp. *                                            272                2,554
Sabre Holdings Corp.                                  196                4,216
Safeco Corp.                                          199                9,202
Safeguard Scientifics, Inc. *                         489                  817
Safeway, Inc. *                                       140                2,554
Saks, Inc.                                            514                6,281
Sandisk Corp. *                                       286                5,969
Sanmina Corp. *                                       745                5,960
Sara Lee Corp.                                        248                5,773
Savient Pharmaceuticals, Inc. *                       246                  485
SBC Communications, Inc.                            1,039               26,245
SCANA Corp.                                           144                5,342
Schering-Plough Corp.                                 462                8,367
Schlumberger Ltd.                                     225               14,162
Scholastic Corp. *                                    103                3,123
Scientific Games Corp. *                              240                5,083

Scientific-Atlanta, Inc.                              269                7,368
Scotts Co. *                                           80                5,138
SCP Pool Corp.                                        195                5,692
Seacor Holdings, Inc. *                                64                3,047
Seagate Technology                                    222                2,806
Sealed Air Corp. *                                    148                7,332
Sears, Roebuck and Co.                                 62                2,170
SEI Investments Corp.                                 122                4,391
Select Medical Corp.                                  372                6,395
Sempra Energy                                         292                9,794
Semtech Corp. *                                       273                5,700
Sensient Technologies Corp.                           179                3,888
Sepracor, Inc. *                                      154                7,073
SERENA Software, Inc. *                               108                1,916
Service Corp. International *                       1,380                9,122
Servicemaster Co.                                     416                5,341
Shaw Group, Inc. *                                    261                3,182
Sherwin-Williams Co.                                  175                7,476
Shopko Stores, Inc. *                                 119                2,052
Shurgard Storage Centers, Inc.                        188                7,464
Sierra Pacific Resources Corp. *                      479                4,598
Sigma-Aldrich Corp.                                   104                5,787
Silicon Graphics, Inc. *                              997                1,286
Silicon Image, Inc. *                                 262                3,589
Silicon Laboratories, Inc. *                          146                4,376
Silicon Storage Technology, Inc. *                    344                2,563
Silicon Valley Bancshares *                           131                5,241
Siliconix, Inc. *                                      21                  870
Simon Property Group, Inc.                             22                1,283
Simon Property Group, Inc. *                           23                1,251
Sinclair Broadcast Group, Inc.                        187                1,309
Six Flags, Inc. *                                     378                1,905
Sky Financial Group, Inc.                             432               11,612
Skywest, Inc.                                         238                4,065
Skyworks Solutions, Inc. *                            636                5,654
SLM Corp.                                             166                7,513
Smith International, Inc. *                           185               10,745
Smithfield Foods, Inc. *                              125                3,029
Smurfit-Stone Container Corp. *                       363                6,302
Snap-On, Inc.                                         216                6,346
Sonic Corp. *                                         217                5,909
SonicWALL, Inc. *                                     291                1,455
Sonoco Products Co.                                   140                3,731
Sotherby's Holdings *                                 185                3,458
South Financial Group, Inc.                           284                8,526
Southern Co., Inc.                                    232                7,329
Southern Union Co. *                                  294                6,461
Southtrust Corp.                                      104                4,531
Southwest Airlines Co.                                223                3,517
Southwest Bancorporation of Texas,                    241                5,649
Inc.

Sovereign Bancorp, Inc.                               491               10,630
SpectraSite, Inc. *                                    80                4,104
Spherion Corp. *                                      249                1,790
Sports Authority *                                     82                1,983
Sprint Corp.                                          395                8,275
SPX Corp.                                             109                4,180
St. Joe Co.                                           112                5,701

St. Jude Medical, Inc. *                               67                5,130
St. Paul Travelers Co., Inc.                          210                7,132
Stancorp Financial Group, Inc.                        104                7,840
Standard Pacific Corp.                                112                6,289
Stanley Works                                         117                5,209
Staples, Inc.                                         189                5,621
Starbucks Corp. *                                     151                7,985
State Street Corp.                                    128                5,766
Station Casinos, Inc.                                  83                4,229
Steel Dynamics                                        172                5,710
Steelcase, Inc.                                       187                2,450
Stericycle, Inc. *                                    166                7,525
Steris Corp. *                                        254                5,265
Sterling Bancshares, Inc.                             182                2,579
Stewart & Stevenson Services, Inc.                    107                1,819
Stewart Enterprises, Inc. *                           392                2,791
Stillwater Mining Co. *                               179                2,212
Stone Energy Corp. *                                   92                3,788
Stratex Networks, Inc. *                              281                  510
Strayer Education, Inc.                                51                4,949
Stride Rite Corp.                                     162                1,677
Stryker Corp.                                         105                4,524
Sun Microsystems, Inc. *                            1,043                4,725
SunGard Data Systems, Inc. *                          508               13,457
Sunoco, Inc.                                          110                8,180
Sunrise Senior Living, Inc. *                          67                2,553
SunTrust Banks, Inc.                                  109                7,658
Superior Energy Services, Inc. *                      231                2,978
Superior Industries International, Inc.                89                2,427
Supervalu, Inc.                                       194                5,721
Susquehanna Bancshares, Inc.                          190                4,725
SWS Groups, Inc.                                       55                1,056
Sybron Dental Specialties, Inc. *                     143                4,658
Sycamore Networks, Inc. *                             752                2,760
Symantec Corp. *                                      120                6,833
Synopsys, Inc. *                                      275                4,466
Synovus Financial Corp.                               369               10,033
Sysco Corp.                                           243                7,842
T Rowe Price Group, Inc.                              224               12,492
Take-Two Interactive Software, Inc. *                 165                5,438
Talbots, Inc.                                          87                2,296
Target Corp.                                          315               15,755
Taro Pharmaceutical Industries Ltd. *                  89                2,365
Taser International Inc *                             103                4,213
Tech Data Corp. *                                     213                8,603
Techne Corp. *                                        143                5,151
Technitrol, Inc. *                                    150                2,448
Teco Energy, Inc.                                     270                3,780
Tekelec *                                             231                5,156
Tektronix, Inc.                                       149                4,519
Teleflex, Inc.                                        134                5,868
Telephone & Data Systems, Inc.                         90                6,741
TeleTech Holdings, Inc *                              158                1,580
Telik Inc. *                                          150                2,768
Tellabs, Inc. *                                       542                4,336
Temple-Inland, Inc.                                    74                4,375
Tenet Healthcare Corp. *                              665                7,129
Terex Corp. *                                         182                6,916

Tesoro Petroleum Corp. *                              270                8,176
Texas Genco Holdings, Inc.                             22                1,027
Texas Regional Bancshares, Inc.                       166                5,300
Thermo Electron Corp. *                               288                8,352
Thomas & Betts Corp.                                  241                6,830
Thornburg Mortgage, Inc.                              339                9,685
THQ, Inc. *                                           160                3,024
Tibco Software, Inc. *                                702                6,823
Tidewater, Inc.                                        76                2,351
Tiffany & Co.                                         259                7,596
Timberland Co. *                                       83                5,096
Time Warner, Inc. *                                 1,381               22,980
Timken Co.                                            334                8,016
TJX Companies, Inc.                                   158                3,789
Toll Brothers, Inc. *                                  68                3,152
Tollgrade Communications, Inc. *                       54                  514
Tommy Hilfiger Corp. *                                375                3,600
Tootsie Roll Industries, Inc.                          82                2,486
Torchmark Corp.                                       157                8,481
Toro Co.                                               89                6,074
Total System Services, Inc.                            66                1,558
Tower Automotive, Inc. *                              238                  355
Toys R Us, Inc. *                                     306                5,511
Tractor Supply Co. *                                  129                4,680
Transatlantic Holdings, Inc.                           38                2,214
Transmeta Corp. *                                     614                1,283
Tredegar Corp.                                         93                1,558
Triad Hospitals, Inc. *                               135                4,459
Triarc Co., Inc.                                       79                  903
Tribune Co.                                            80                3,456
Trimble Navigation Ltd. *                             188                5,394
Trimeris, Inc. *                                       59                  679
Trinity Industries, Inc.                              161                5,017
Triquint Semiconductor, Inc. *                        516                1,837
Trizec Properties, Inc.                               130                2,074
Trustco Bank Corp.                                    304                4,071
Trustmark Corp.                                       208                6,558
Tuesday Morning Corp. *                                97                3,166
Tupperware Corp.                                      213                3,555
TXU Corp.                                              93                5,693
Tyco International Ltd.                               630               19,624
Tyson Foods, Inc.                                     338                4,901
UCBH Holdings, Inc.                                   166                7,153
UGI Corp.                                             207                7,996
Ultratech, Inc. *                                      80                1,362
Unifi, Inc. *                                         213                  692
Union Pacific Corp.                                    81                5,101
Unionbancal Corp.                                      71                4,313
Unisource Energy Corp.                                130                3,197
Unisys Corp. *                                        475                5,045
Unit Corp. *                                          142                5,267
United Bankshares, Inc.                               168                6,161
United Defense Industries, Inc. *                     178                7,145
United Dominion Realty Trust, Inc.                    523               11,025
United Parcel Service, Inc. Class B                   224               17,736
United Rentals, Inc *                                 270                4,172
United States Steel Corp.                             162                5,949
United Stationers, Inc. *                             122                5,429

United Technologies Corp.                             195               18,100
United Therapeutics Corp. *                            79                2,470
UnitedGlobalCom, Inc. *                               522                3,905
UnitedHealth Group Inc.                               252               18,245
Unitrin, Inc.                                          64                2,764
Universal Health Services                              96                3,990
Univision Communications, Inc. *                      448               13,870
Unocal Corp.                                          379               15,823
UNUMProvident Corp.                                   381                5,204
Urban Outfitters, Inc. *                              101                4,141
US Bancorp                                            590               16,879
US Cellular Corp. *                                    56                2,332
USF Corp.                                             114                4,086
USG Corp. *                                           132                2,955
UST, Inc.                                             237                9,755
UTStarcom, Inc. *                                     175                2,996
V.F. Corp.                                            124                6,675
Valeant Pharmaceuticals International                 343                8,232
Co.

Valero Energy Corp.                                   366               15,727
Valley National Bancorp                               141                3,999
Valspar Corp.                                         175                8,166
ValueVision International, Inc. - Class A*            105                1,096

Varco International, Inc. *                           359                9,937
Varian Inc. *                                         128                4,669
Varian Medical Systems, Inc. *                        241                9,676
Varian Semiconductor Equipment                        134                4,638
Associates, Inc. *

VCA Antech, Inc.*                                     301                6,748
Vectren, Inc.                                         310                8,020
Ventas, Inc.                                          344                9,254
VeriSign, Inc. *                                      450               12,074
VERITAS Software Corp. *                              165                3,610
Verity, Inc. *                                        151                1,951
Verizon Communications                                868               33,939
Viacom, Inc., Class A                                  15                  556
Viacom, Inc., Class B                                 570               20,799
Viad Corp                                              90                1,938
Viasys Healthcare, Inc. *                             109                1,863
Vicuron Pharmaceuticals, Inc. *                       201                2,818
Vignette Corp. *                                    1,181                1,311
Vintage Petroleum, Inc.                               222                4,662
Vishay Intertechnology, Inc. *                        217                2,806
Visteon Corp.                                         506                3,598
Vitesse Semiconductor *                               897                2,440
Vornado Realty Trust                                  168               11,290
Vulcan Materials Co.                                  123                6,123
W.P. Stewart And Co. Ltd                               90                1,818
Wabash National Corp. *                                92                2,261
Wachovia Corp.                                        411               20,224
Walt Disney Co.                                       644               16,241
Wal-Mart Stores, Inc.                               1,024               55,213
Walgreen Co.                                          390               13,997
Washington Federal, Inc.                              321                8,192
Washington Mutual, Inc.                               274               10,607
Washington Post Co.                                    11               10,065
Washington REIT                                       171                5,378

Waste Connections, Inc. *                             176                5,548
Waste Management, Inc.                                182                5,183
Watchguard Technolgies, Inc. *                        127                  505
Waters Corp. *                                        214                8,836
Wausau-Mosinee Paper Corp.                            198                3,097
Weatherford International, Inc. *                     235               12,281
WebMD Corp. *                                         550                4,158
Webmethods, Inc. *                                    217                1,504
Webster Financial Corp.                               195                9,321
Weight Watchers International, Inc. *                  74                2,658
Wellman, Inc.                                         131                  967
Wellpoint Health Networks, Inc. *                      60                5,860
Wells Fargo & Co.                                     529               31,591
Werner Enterprises, Inc.                              231                4,897
Westamerica Bankcorp                                  117                6,691
Westar Energy, Inc.                                   349                7,312
Western Digital Corp. *                               852                7,097
Western Gas Resources, Inc.                           217                6,356
Western Wireless Corp. *                              281                8,188
Westwood One, Inc. *                                  135                3,116
Weyerhaeuser Co.                                       70                4,385
WGL Holdings, Inc.                                    199                5,662
Whirlpool Corp.                                        82                4,818
White Mountains Insurance Group, Inc.                  13                6,633

Whole Foods Market, Inc.                              109                8,876
Wild Oats Markets, Inc. *                             104                  632
Williams Co., Inc.                                    744                9,307
Williams-Sonoma, Inc. *                               165                6,298
Wilmington Trust Corp.                                 95                3,283
Wind River Systems, Inc. *                            295                3,950
Winn-Dixie Stores, Inc.                               342                1,176
Winnebago Industries, Inc.                            125                3,925
Wisconsin Energy Corp.                                168                5,484
WM Wrigley Jr. Co.                                     54                3,532
Wolverine World Wide, Inc.                            160                4,870
Worthington Industries, Inc.                          286                5,677
WPS Resources Corp.                                   152                7,220
Wyeth                                                 418               16,574
Wynn Resorts Ltd. *                                   102                5,931
Xcel Energy, Inc.                                     572                9,781
Xerox Corp. *                                         263                3,885
Xilinx, Inc.                                          132                4,039
XL Capital Ltd.                                        43                3,118
XM Satellite Radio Holdings, Inc. *                   360               11,635
Xoma Ltd. *                                           350                  718
XTO Energy, Inc.                                      457               15,255
Yahoo, Inc. *                                         439               15,886
Yankee Candle Co *                                    183                5,069
York International Corp.                              169                5,381
Young Broadcasting, Inc. *                             65                  748
YUM! Brands, Inc.                                     112                4,872
Zale Corp. *                                           92                2,624
Zebra Technologies Corp. *                            126                6,677
Zimmer Holdings, Inc. *                                93                7,216
Zions Bancorp                                         128                8,470
Zoran Corp. *                                         157                1,584
                                                                  ------------
Total Common Stocks                                                  8,818,160
                                                                  ============

Mutual Fund  (8.8%)
Dow Jones U.S. Large Cap Growth                     3,568              162,379
 Index Fund
Dow Jones US Large Cap Value Index                  1,251              159,715
 Fund

iShares Russell Midcap Growth Index                 1,477              113,227
 Fund

iShares Russell Midcap Value Index                  1,425              145,749
 Fund

Streettracks Dow Jones U.S. Small Cap               1,993              136,461
 Growth Index Fund

Streettracks Dow Jones U.S. Small Cap                 754              129,311
                                                                  ------------

Total Mutual Fund                                                      846,842
                                                                  ============

TOTAL INVESTMENT IN SECURITIES                       99.8%        $  9,665,002
 (Cost $9,575,314**)
OTHER ASSETS IN EXCESS OF LIABILITIES                  .2%        $     23,032
                                                  -------         ------------
NET ASSETS                                          100.0%        $  9,688,034
                                                  =======         ============

NET ASSET VALUE PER SHARE
Institutional Shares
 ($9,659,894 /955,775 shares outstanding)                         $      10.11
                                                                  ============

Service Shares
 ($28,139 /2,795 shares outstanding)                              $      10.07
                                                                  ============

--------------------------------------------------------------------------------

*    Non-Income Producing Security.

**   Aggregate cost for Federal income tax purposes is $9,600,042. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

     Excess of value over tax cost               $    698,562
     Excess of tax cost over value               $   (633,603)

        Asset Allocation as of October 31, 2004 (% of total gross assets)

      Industry
      --------

Consumer Discretionary                  20.1

Financials                              20.3

Information Technology                  12.80

Health Care                             10.90

Industrials                             10.40

Exchange Traded Funds                    8.80

Energy                                   5.30

Utilities                                5.20

Materials                                3.20

Telecommunications                       3.00

                                          100%

               See Accompanying Notes to Statement of Net Assets.

Mercantile Dow Jones Portfolio Funds
Dow Jones 20 U.S. Portfolio Fund
Statement of Net Assets
October 31, 2004
(Unaudited)

                                                   Percent of
                                                   Net Assets       Shares         Value
                                                   ----------       ------         -----
MUTUAL FUNDS
Mercantile Total Return Bond Fund                        68.7%      17,438      $   174,376
Mercantile Dow Jones 100 U.S. Portfolio Fund             17.6%       4,414           44,624
Mercantile Prime Money Market Fund                       21.2%      53,904           53,903
                                                                                -----------
TOTAL MUTUAL FUNDS                                                                  272,903
                                                                                -----------
 (Cost $271,480)

TOTAL INVESTMENT IN SECURITIES                          107.5%                  $   272,903
 (Cost $271,480*)
OTHER LIABILITIES IN EXCESS OF ASSETS                    -7.5%                      (19,006)
                                                 ------------                   -----------
NET ASSETS                                              100.0%                  $   253,897
                                                 ============                   ===========

NET ASSET VALUE PER SHARE
Institutional Shares
 ($251,282/25,158 shares outstanding)                                           $      9.99
                                                                                ===========

Service Shares
 ($2,614/262 shares outstanding)                                                $      9.99**
                                                                                ===========

*    Aggregate cost for Federal income tax purposes is $272,565. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

     Excess of value over tax cost               $      1,424
     Excess of tax cost over value               $     (1,087)

**   NAV calculated based on fractional shares and unrounded net assets.

                See Accompanying Notes to Statement of Net Assets

Mercantile Dow Jones Portfolio Funds
Dow Jones 40 U.S. Portfolio Fund
Statement of Net Assets
October 31, 2004
(Unaudited)

                                                   Percent of
                                                   Net Assets       Shares         Value
                                                   ----------       ------         -----
MUTUAL FUNDS
Mercantile Total Return Bond Fund                        56.4%      14,597      $   145,971
Mercantile Dow Jones 100 U.S. Portfolio Fund             46.1%      11,797          119,268
Mercantile Prime Money Market Fund                        5.3%      13,797           13,797
                                                                                -----------
TOTAL MUTUAL FUNDS                                                                  279,036
                                                                                -----------
 (Cost $277,049)

TOTAL INVESTMENT IN SECURITIES                          107.8%                  $   279,036
 (Cost $277,049*)
OTHER LIABILITIES IN EXCESS OF ASSETS                    -7.8%                      (20,132)
                                                 ------------                   -----------
NET ASSETS                                              100.0%                  $   258,904
                                                 ============                   ===========

NET ASSET VALUE PER SHARE
Institutional Shares
 ($251,180/25,002 shares outstanding)                                           $     10.05
                                                                                ===========

Service Shares
 ($7,723/769 shares outstanding)                                                $     10.04
                                                                                ===========

*    Aggregate cost for Federal income tax purposes is $278,085. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

     Excess of value over tax cost               $      1,987
     Excess of tax cost over value               $     (1,036)

                See Accompanying Notes to Statement of Net Assets

Mercantile Dow Jones Portfolio Funds
Dow Jones 60 U.S. Portfolio Fund
Statement of Net Assets
October 31, 2004
(Unaudited)

                                                   Percent of
                                                   Net Assets       Shares         Value
                                                   ----------       ------         -----
MUTUAL FUNDS
Mercantile Total Return Bond Fund                        34.9%       8,989      $    89,892
Mercantile Dow Jones 100 U.S. Portfolio Fund             67.5%      17,186          173,755
Mercantile Prime Money Market Fund                        5.3%      13,682           13,682
                                                                                -----------
TOTAL MUTUAL FUNDS                                                                  277,329
                                                                                -----------
 (Cost $274,904)

TOTAL INVESTMENT IN SECURITIES                          107.7%                  $   277,329
 (Cost $274,904*)
OTHER LIABILITIES IN EXCESS OF ASSETS                    -7.7%                      (19,920)
                                                 ------------                   -----------
NET ASSETS                                              100.0%                  $   257,409
                                                 ============                   ===========

NET ASSET VALUE PER SHARE
Institutional Shares
 ($249,900/24,758 shares outstanding)                                           $     10.09
                                                                                ===========

Service Shares
 ($7,509/747 shares outstanding)                                                $     10.06**
                                                                                ===========

*    Aggregate cost for Federal income tax purposes is $276,096. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

     Excess of value over tax cost               $      2,425
     Excess of tax cost over value               $     (1,192)

**   NAV calculated based on fractional shares and unrounded net assets.

               See Accompanying Notes to Statement of Net Assets

Mercantile Dow Jones Portfolio Funds
Dow Jones 80 U.S. Portfolio Fund
Statement of Net Assets
October 31, 2004
(Unaudited)

                                                   Percent of
                                                   Net Assets       Shares         Value
                                                   ----------       ------         -----
MUTUAL FUNDS
Mercantile Total Return Bond Fund                        14.7%       3,861      $    38,605
Mercantile Dow Jones 100 U.S. Portfolio Fund             86.9%      22,619          228,680
Mercantile Prime Money Market Fund                        5.3%      13,842           13,841
                                                                                -----------
TOTAL MUTUAL FUNDS                                                                  281,126
                                                                                -----------
 (Cost $278,621)

TOTAL INVESTMENT IN SECURITIES                          106.8%                  $   281,126
 (Cost $278,621*)
OTHER LIABILITIES IN EXCESS OF ASSETS                    -6.8%                      (17,828)
                                                 ------------                   -----------
NET ASSETS                                              100.0%                  $   263,298
                                                 ============                   ===========

NET ASSET VALUE PER SHARE
Institutional Shares
 ($248,329/24,758 shares outstanding)                                           $     10.03
                                                                                ===========

Service Shares
 ($14,969/1,498 shares outstanding)                                             $      9.99
                                                                                ===========

*    Aggregate cost for Federal income tax purposes is $280,145. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

     Excess of value over tax cost               $      2,507
     Excess of tax cost over value               $     (1,526)

                See Accompanying Notes to Statement of Net Assets

                      Mercantile Dow Jones Portfolio Funds
                        Notes to Statement of Net Assets
                                   (Unaudited)

Note 1 - SIGNIFICANT ACCOUNTING POLICIES

Mercantile Funds, Inc. (the "Company") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Company is a series mutual fund which currently issues shares of common stock representing interests in twenty investment portfolios, five of which are included in this report: the Dow Jones 20 U.S. Portfolio Fund, the Dow Jones 40
U.S. Portfolio Fund, the Dow Jones 60 U.S. Portfolio Fund, the Dow Jones 80 U.S.
Portfolio Fund and the Dow Jones 100 U.S. Portfolio Fund (collectively the
"Funds").

Investments held by the Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the
National Association of Securities Dealers Automated Quotations National Market
System ("NASDAQ") are valued at the NASDAQ Official Closing Price.
Over-the-counter securities are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in this
Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-Q, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the
Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Funds, Inc.

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie
Chief Executive Officer

Date:	December 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie
Chief Executive Officer

Date:	December 30, 2004

By:	/s/ Bonnie C. Railey
Bonnie C. Railey
Chief Financial Officer

Date:	December 30, 2004